Fair Value Measurements (Details 3) (Flight Equipment, Predecessor, USD $) In Thousands, unless otherwise specified	4 Months Ended
May 13, 2014
Inputs to Non-Recurring Fair Value Measurements Categorized as Level 3
Estimated economic useful life	25 years
Non-recurring basis | Level 3
Inputs to Non-Recurring Fair Value Measurements Categorized as Level 3
Fair Value	67,800
Non-recurring basis | Level 3 | Minimum | Income Approach
Inputs to Non-Recurring Fair Value Measurements Categorized as Level 3
Discount Rate (as a percent)	12.00%
Remaining Holding Period	0 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	0.00%
Non-recurring basis | Level 3 | Maximum | Income Approach
Inputs to Non-Recurring Fair Value Measurements Categorized as Level 3
Discount Rate (as a percent)	16.50%
Remaining Holding Period	8 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	100.00%
Non-recurring basis | Level 3 | Weighted Average | Income Approach
Inputs to Non-Recurring Fair Value Measurements Categorized as Level 3
Discount Rate (as a percent)	13.20%
Remaining Holding Period	4 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	55.00%